Exceptional items (Details) - EUR (€) € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Analysis of income and expense [abstract]
Findus Group integration costs	€ 1.1	€ 3.8	€ 7.1	€ 9.5
Goodfella's Pizza & Aunt Bessie's Integration Related Costs	2.2		3.0	0.0
Factory optimization	0.4	0.0	0.9	0.0
Supply chain reconfiguration	1.1	0.0	1.3	0.0
Settlement of legacy matters	(0.7)	(1.1)	(0.6)	2.6
Implementation of strategic opportunities	0.0	2.7	0.0	10.5
Remeasurement of indemnification assets	0.0	0.0	0.0	(8.3)
Transaction Costs	0.0	0.0	0.0	2.5
Exceptional items	€ 4.1	€ 5.4	€ 11.7	€ 16.8